Vanguard Russell 1000 Index Fund

Schedule of Investments (unaudited)
As of November 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Basic Materials (2.0%)
Linde plc	62,843	16,114
Air Products & Chemicals Inc.	26,409	7,398
Ecolab Inc.	29,747	6,608
Newmont Corp.	96,199	5,659
DuPont de Nemours Inc.	88,082	5,588
Dow Inc.	88,901	4,713
Freeport-McMoRan Inc.	173,527	4,059
Fastenal Co.	68,461	3,385
LyondellBasell Industries NV Class A	30,648	2,608
International Paper Co.	47,191	2,335
Nucor Corp.	35,729	1,919
Celanese Corp. Class A	14,075	1,820
FMC Corp.	15,496	1,798
Albemarle Corp.	12,701	1,727
Eastman Chemical Co.	16,277	1,585
Avery Dennison Corp.	9,912	1,480
International Flavors & Fragrances Inc.	12,809	1,436
CF Industries Holdings Inc.	25,580	954
Mosaic Co.	41,302	907
Reliance Steel & Aluminum Co.	7,610	897
Royal Gold Inc.	7,890	872
Steel Dynamics Inc.	23,722	859
Scotts Miracle -Gro Co.	4,854	853
Huntsman Corp.	24,058	596
Southern Copper Corp.	9,808	582
Timken Co.	7,425	545
Valvoline Inc.	22,467	512
Ashland Global Holdings Inc.	6,592	496
Hexcel Corp.	9,943	492
Chemours Co.	19,823	482
Olin Corp.	17,419	381
* Univar Solutions Inc.	20,379	365
W R Grace & Co.	6,626	363
Element Solutions Inc.	25,306	350
Westlake Chemical Corp.	4,113	309
NewMarket Corp.	807	298
Cabot Corp.	6,815	282
GrafTech International Ltd.	8,946	71
		81,698
Consumer Discretionary (16.5%)
* Amazon.com Inc.	50,762	160,816
* Tesla Inc.	88,508	50,237
Home Depot Inc.	128,599	35,675
Walt Disney Co.	216,322	32,018

Walmart Inc.	166,921	25,504
* Netflix Inc.	50,918	24,985
Costco Wholesale Corp.	52,834	20,699
NIKE Inc. Class B	145,073	19,541
McDonald's Corp.	89,054	19,364
Lowe's Cos. Inc.	90,446	14,093
Starbucks Corp.	139,787	13,702
Target Corp.	59,797	10,735
* Booking Holdings Inc.	4,890	9,919
TJX Cos. Inc.	143,337	9,103
* Uber Technologies Inc.	164,762	8,182
Activision Blizzard Inc.	91,512	7,273
Dollar General Corp.	30,176	6,596
General Motors Co.	149,749	6,565
Estee Lauder Cos. Inc. Class A	26,498	6,500
* Lululemon Athletica Inc.	13,606	5,037
* Spotify Technology SA	15,686	4,570
Ross Stores Inc.	41,866	4,501
* Trade Desk Inc. Class A	4,941	4,452
* Electronic Arts Inc.	34,192	4,368
* Chipotle Mexican Grill Inc. Class A	3,323	4,285
Ford Motor Co.	467,033	4,241
Marriott International Inc. Class A	32,227	4,089
eBay Inc.	79,994	4,034
* O'Reilly Automotive Inc.	8,768	3,879
Aptiv plc	32,067	3,806
Yum! Brands Inc.	35,900	3,798
Hilton Worldwide Holdings Inc.	32,701	3,389
Southwest Airlines Co.	70,581	3,271
VF Corp.	38,176	3,184
* AutoZone Inc.	2,788	3,172
Delta Air Lines Inc.	76,356	3,073
* Dollar Tree Inc.	28,106	3,070
Best Buy Co. Inc.	27,348	2,975
DR Horton Inc.	39,633	2,953
* Copart Inc.	24,299	2,805
Yum China Holdings Inc.	47,994	2,706
Lennar Corp. Class A	32,071	2,433
* Take-Two Interactive Software Inc.	13,442	2,426
ViacomCBS Inc. Class B	66,467	2,345
* Etsy Inc.	14,074	2,262
Las Vegas Sands Corp.	39,686	2,211
Garmin Ltd.	17,943	2,095
* Wayfair Inc.	7,954	2,023
Expedia Group Inc.	16,185	2,015
Tractor Supply Co.	13,834	1,948
Tiffany & Co.	14,481	1,904
Domino's Pizza Inc.	4,646	1,824
* CarMax Inc.	19,426	1,816
* Ulta Beauty Inc.	6,468	1,781
* Burlington Stores Inc.	7,739	1,691
Darden Restaurants Inc.	15,604	1,685
Genuine Parts Co.	16,787	1,651
Royal Caribbean Cruises Ltd.	20,945	1,651
* Carvana Co. Class A	6,480	1,621
Omnicom Group Inc.	25,686	1,618
Pool Corp.	4,659	1,613

* NVR Inc.	399	1,595
MGM Resorts International	55,954	1,581
* United Airlines Holdings Inc.	34,473	1,553
Whirlpool Corp.	7,304	1,421
Hasbro Inc.	15,184	1,413
PulteGroup Inc.	32,046	1,398
Fortune Brands Home & Security Inc.	16,525	1,380
* Peloton Interactive Inc. Class A	11,629	1,353
Vail Resorts Inc.	4,745	1,309
* LKQ Corp.	36,311	1,279
* Bright Horizons Family Solutions Inc.	7,125	1,212
Fox Corp. Class A	41,772	1,205
Wynn Resorts Ltd.	11,784	1,184
Advance Auto Parts Inc.	7,987	1,180
BorgWarner Inc.	29,183	1,134
* Live Nation Entertainment Inc.	17,091	1,122
* Chegg Inc.	14,396	1,122
Carnival Corp.	55,759	1,114
* Lyft Inc. Class A	28,747	1,097
L Brands Inc.	27,599	1,071
Dunkin' Brands Group Inc.	9,902	1,053
Interpublic Group of Cos. Inc.	46,278	1,031
Lear Corp.	7,209	1,031
* Liberty Media Corp -Liberty Formula One Class C	24,526	1,025
* Five Below Inc.	6,520	1,020
Rollins Inc.	17,797	1,018
Williams-Sonoma Inc.	9,205	1,008
Service Corp. International	20,508	998
Newell Brands Inc.	45,434	966
Aramark	27,550	964
* IAA Inc.	15,902	953
Gentex Corp.	28,857	941
Sirius XM Holdings Inc.	142,559	925
Tapestry Inc.	32,598	923
* Mohawk Industries Inc.	7,041	886
* Zynga Inc. Class A	107,025	883
* Floor & Decor Holdings Inc. Class A	11,024	883
* Norwegian Cruise Line Holdings Ltd.	37,692	862
American Airlines Group Inc.	60,072	849
News Corp. Class A	47,971	847
* Discovery Communications Inc. Class C	34,767	835
New York Times Co. Class A	19,441	834
* Liberty Media Corp -Liberty SiriusXM Class C	19,309	792
* Terminix Global Holdings Inc.	16,017	785
Alaska Air Group Inc.	14,571	743
Harley-Davidson Inc.	17,941	723
* Planet Fitness Inc. Class A	9,536	696
Nielsen Holdings plc	42,410	686
Leggett & Platt Inc.	15,776	680
Polaris Inc.	7,067	678
PVH Corp.	8,494	675
Dolby Laboratories Inc. Class A	7,418	656
Toll Brothers Inc.	13,739	651
Thor Industries Inc.	6,693	646
Wyndham Hotels & Resorts Inc.	11,044	635
* Mattel Inc.	40,727	631
* Discovery Inc. Class A	22,293	600

Hanesbrands Inc.	41,737	593
Kohl's Corp.	18,281	589
* Capri Holdings Ltd.	16,531	585
* Ollie's Bargain Outlet Holdings Inc.	6,505	573
* Tempur Sealy International Inc.	22,317	562
Nexstar Media Group Inc. Class A	5,237	551
* Skechers USA Inc. Class A	16,071	538
Fox Corp. Class B	17,814	506
Ralph Lauren Corp. Class A	5,720	490
* JetBlue Airways Corp.	32,371	488
* frontdoor Inc.	10,245	485
Wendy's Co.	21,947	483
* Grand Canyon Education Inc.	5,647	471
Qurate Retail Group Inc. QVC Group Class A	44,974	471
Foot Locker Inc.	12,247	458
Gap Inc.	21,551	452
Carter's Inc.	5,020	447
Amerco	1,051	435
* AutoNation Inc.	6,997	429
* Liberty Media Corp -Liberty SiriusXM Class A	10,457	428
Dick's Sporting Goods Inc.	7,504	426
H&R Block Inc.	22,645	426
Wyndham Destinations Inc.	10,095	425
Choice Hotels International Inc.	4,239	422
* Madison Square Garden Sport Corp. Class A	2,326	394
* Under Armour Inc. Class A	23,289	386
Sabre Corp.	32,646	367
Nordstrom Inc.	13,035	338
* Under Armour Inc. Class C	21,603	314
* TripAdvisor Inc.	11,663	304
Hyatt Hotels Corp. Class A	4,122	297
Extended Stay America Inc.	21,137	290
Copa Holdings SA Class A	3,534	282
Columbia Sportswear Co.	3,418	280
Six Flags Entertainment Corp.	8,725	268
* 2U Inc.	7,997	258
Coty Inc. Class A	35,330	254
World Wrestling Entertainment Inc. Class A	5,340	230
News Corp. Class B	12,878	229
Graham Holdings Co. Class B	466	208
Penske Automotive Group Inc.	3,628	200
John Wiley & Sons Inc. Class A	5,185	179
* Madison Square Garden Entertainment Corp. Class A	2,326	177
* Lions Gate Entertainment Corp. Class A	11,214	109
Lennar Corp. Class B	1,776	108
* Liberty Media Corp -Liberty Formula One Class A	2,269	86
* Lions Gate Entertainment Corp. Class B	8,361	75
ViacomCBS Inc. Class A	11	—
		675,879
Consumer Staples (5.4%)
Procter & Gamble Co.	291,488	40,479
PepsiCo Inc.	166,198	23,971
Coca-Cola Co.	462,771	23,879
Philip Morris International Inc.	186,262	14,109
CVS Health Corp.	156,361	10,600
Mondelez International Inc. Class A	168,980	9,708
Altria Group Inc.	222,459	8,861

Colgate-Palmolive Co.	100,780	8,631
Kimberly-Clark Corp.	40,707	5,671
General Mills Inc.	72,369	4,401
Sysco Corp.	58,127	4,144
Constellation Brands Inc. Class A	19,099	3,931
* Monster Beverage Corp.	44,188	3,746
McKesson Corp.	19,342	3,480
Corteva Inc.	89,781	3,440
Archer-Daniels-Midland Co.	66,441	3,307
Walgreens Boots Alliance Inc.	85,873	3,264
Clorox Co.	15,062	3,057
Kroger Co.	92,624	3,057
McCormick & Co. Inc.	14,864	2,779
Hershey Co.	17,550	2,595
Church & Dwight Co. Inc.	29,436	2,584
Kraft Heinz Co.	77,564	2,555
Tyson Foods Inc. Class A	34,408	2,243
Conagra Brands Inc.	58,344	2,133
Kellogg Co.	29,970	1,915
Brown-Forman Corp. Class B	22,398	1,807
AmerisourceBergen Corp. Class A	17,405	1,795
Keurig Dr Pepper Inc.	53,453	1,628
Hormel Foods Corp.	33,284	1,570
J M Smucker Co.	13,159	1,542
Lamb Weston Holdings Inc.	17,384	1,258
Campbell Soup Co.	20,820	1,041
* Boston Beer Co. Inc. Class A	1,054	981
Molson Coors Beverage Co. Class B	20,866	960
Bunge Ltd.	16,124	950
* Beyond Meat Inc.	6,105	854
* US Foods Holding Corp.	26,378	830
Casey's General Stores Inc.	4,330	787
* Post Holdings Inc.	7,600	718
Ingredion Inc.	7,969	615
Flowers Foods Inc.	22,806	506
* Herbalife Nutrition Ltd.	10,553	506
* Hain Celestial Group Inc.	9,881	380
Brown-Forman Corp. Class A	4,480	330
* Grocery Outlet Holding Corp.	8,490	328
Nu Skin Enterprises Inc. Class A	6,054	312
Energizer Holdings Inc.	7,366	309
* Sprouts Farmers Market Inc.	14,072	298
* TreeHouse Foods Inc.	6,890	283
Reynolds Consumer Products Inc.	5,606	170
* Pilgrim's Pride Corp.	6,520	123
Seaboard Corp.	30	96
^ Albertsons Cos. Inc. Class A	4,104	66
		219,583
Energy (2.3%)
Chevron Corp.	230,345	20,081
Exxon Mobil Corp.	505,987	19,293
ConocoPhillips	128,707	5,092
Schlumberger Ltd.	166,379	3,459
Kinder Morgan Inc.	232,970	3,350
EOG Resources Inc.	69,753	3,270
Phillips 66	52,257	3,166
Williams Cos. Inc.	145,578	3,054

Marathon Petroleum Corp.	77,497	3,013
Valero Energy Corp.	48,841	2,626
Pioneer Natural Resources Co.	19,596	1,971
ONEOK Inc.	52,519	1,884
Halliburton Co.	104,351	1,731
* Enphase Energy Inc.	12,627	1,724
* SolarEdge Technologies Inc.	5,819	1,618
Occidental Petroleum Corp.	99,809	1,573
* Cheniere Energy Inc.	27,510	1,560
Hess Corp.	32,855	1,550
Baker Hughes Co. Class A	78,545	1,470
Concho Resources Inc.	23,418	1,346
* First Solar Inc.	11,001	1,028
Cabot Oil & Gas Corp.	47,316	829
Diamondback Energy Inc.	18,805	751
Targa Resources Corp.	27,697	651
Devon Energy Corp.	45,444	636
Apache Corp.	44,528	574
Marathon Oil Corp.	95,391	565
National Oilwell Varco Inc.	45,555	559
EQT Corp.	32,544	484
Parsley Energy Inc. Class A	35,626	446
Cimarex Energy Co.	12,383	445
HollyFrontier Corp.	18,219	426
Equitrans Midstream Corp.	49,846	407
* WPX Energy Inc.	48,043	342
Helmerich & Payne Inc.	12,870	293
Antero Midstream Corp.	33,941	229
Murphy Oil Corp.	17,656	178
Continental Resources Inc.	8,850	136
		91,810
Financials (10.0%)
* Berkshire Hathaway Inc. Class B	229,324	52,495
JPMorgan Chase & Co.	362,214	42,698
Bank of America Corp.	925,625	26,066
Citigroup Inc.	249,108	13,718
BlackRock Inc.	17,624	12,308
Wells Fargo & Co.	449,241	12,287
S&P Global Inc.	28,796	10,130
Morgan Stanley	159,837	9,883
Goldman Sachs Group Inc.	39,701	9,154
Charles Schwab Corp.	171,880	8,384
Chubb Ltd.	53,847	7,960
Truist Financial Corp.	161,500	7,497
CME Group Inc.	42,536	7,445
US Bancorp	163,022	7,044
PNC Financial Services Group Inc.	50,879	7,025
Marsh & McLennan Cos. Inc.	60,424	6,927
Intercontinental Exchange Inc.	64,616	6,818
Progressive Corp.	69,835	6,083
Aon plc Class A	27,396	5,613
Moody's Corp.	19,471	5,497
IHS Markit Ltd.	47,536	4,728
MetLife Inc.	92,236	4,259
American International Group Inc.	103,312	3,971
MSCI Inc. Class A	9,673	3,960
Travelers Cos. Inc.	30,280	3,926

T. Rowe Price Group Inc.	27,078	3,883
Allstate Corp.	37,525	3,841
Bank of New York Mellon Corp.	95,601	3,740
Aflac Inc.	85,115	3,739
Prudential Financial Inc.	47,420	3,586
Willis Towers Watson plc	15,388	3,204
State Street Corp.	42,175	2,972
Discover Financial Services	36,636	2,791
First Republic Bank	20,375	2,640
Ameriprise Financial Inc.	14,178	2,626
Arthur J Gallagher & Co.	22,519	2,599
KKR & Co. Inc.	63,775	2,419
MarketAxess Holdings Inc.	4,384	2,364
Fifth Third Bancorp	85,286	2,161
Northern Trust Corp.	22,940	2,136
* SVB Financial Group	6,157	2,123
Broadridge Financial Solutions Inc.	13,700	2,012
Hartford Financial Services Group Inc.	42,814	1,892
KeyCorp	116,379	1,799
M&T Bank Corp.	15,405	1,795
Regions Financial Corp.	115,201	1,759
Nasdaq Inc.	13,697	1,753
Citizens Financial Group Inc.	51,272	1,675
Principal Financial Group Inc.	32,522	1,619
* Markel Corp.	1,589	1,547
* Arch Capital Group Ltd.	47,017	1,514
FactSet Research Systems Inc.	4,401	1,469
Huntington Bancshares Inc.	120,977	1,461
Cincinnati Financial Corp.	17,847	1,363
Raymond James Financial Inc.	14,788	1,345
Ally Financial Inc.	44,860	1,330
Annaly Capital Management Inc.	165,404	1,323
Brown & Brown Inc.	28,103	1,265
Equitable Holdings Inc.	49,095	1,246
Loews Corp.	28,875	1,210
Fidelity National Financial Inc.	32,954	1,186
Cboe Global Markets Inc.	12,975	1,185
Globe Life Inc.	12,614	1,174
Lincoln National Corp.	23,194	1,095
W R Berkley Corp.	16,565	1,079
Everest Re Group Ltd.	4,675	1,063
AGNC Investment Corp.	65,186	996
RenaissanceRe Holdings Ltd.	6,005	989
Reinsurance Group of America Inc.	8,200	945
Alleghany Corp.	1,636	941
Assurant Inc.	7,119	919
Apollo Global Management LLC	20,654	901
Eaton Vance Corp.	13,078	876
Voya Financial Inc.	15,181	875
LPL Financial Holdings Inc.	9,264	841
First Horizon Corp.	66,038	807
Comerica Inc.	16,377	806
Commerce Bancshares Inc.	12,201	805
American Financial Group Inc.	8,774	784
SEI Investments Co.	13,990	738
Zions Bancorp NA	18,937	731
Invesco Ltd.	44,803	727

	East West Bancorp Inc.	16,893	722
	Franklin Resources Inc.	32,155	707
	Signature Bank	6,212	697
	Erie Indemnity Co. Class A	3,031	684
	Prosperity Bancshares Inc.	10,606	666
	First American Financial Corp.	13,100	635
	People's United Financial Inc.	50,688	629
	Jefferies Financial Group Inc.	27,530	626
*	Athene Holding Ltd. Class A	13,967	619
	Primerica Inc.	4,744	618
	Old Republic International Corp.	34,354	616
	TCF Financial Corp.	17,865	600
	Tradeweb Markets Inc. Class A	10,040	599
	Western Alliance Bancorp	11,383	584
	Starwood Property Trust Inc.	32,498	583
	Cullen/Frost Bankers Inc.	6,677	560
	Kemper Corp.	7,408	555
	Synovus Financial Corp.	17,002	537
	Ares Management Corp. Class A	11,878	535
	Unum Group	23,836	530
	New York Community Bancorp Inc.	54,180	525
	Morningstar Inc.	2,603	521
	Hanover Insurance Group Inc.	4,616	519
	Axis Capital Holdings Ltd.	9,969	500
	Affiliated Managers Group Inc.	5,584	486
	SLM Corp.	45,399	482
	MGIC Investment Corp.	40,082	479
	Pinnacle Financial Partners Inc.	8,703	471
	New Residential Investment Corp.	50,262	465
	Lazard Ltd. Class A	12,393	463
	Interactive Brokers Group Inc.	8,635	456
	Popular Inc.	9,075	440
	Evercore Inc. Class A	4,562	415
	Bank OZK	14,329	401
	Carlyle Group Inc.	14,089	400
	First Citizens BancShares Inc. Class A	752	397
	Webster Financial Corp.	10,437	395
	Umpqua Holdings Corp.	26,991	375
	Wintrust Financial Corp.	6,819	372
*	Brighthouse Financial Inc.	10,336	363
*	Credit Acceptance Corp.	1,201	358
	Sterling Bancorp	22,408	358
	Bank of Hawaii Corp.	4,760	356
	Spectrum Brands Holdings Inc	5,183	346
	FNB Corp.	39,101	345
	White Mountains Insurance Group Ltd.	355	341
	First Hawaiian Inc.	15,209	333
*	LendingTree Inc.	1,273	325
	PacWest Bancorp	13,733	319
	OneMain Holdings Inc	7,751	302
	Assured Guaranty Ltd.	9,798	295
	Associated Banc-Corp	18,964	291
	BOK Financial Corp.	3,873	259
*,^	Rocket Cos. Inc. Class A	11,202	232
	Santander Consumer USA Holdings Inc.	9,038	200
	Virtu Financial Inc. Class A	7,707	176
	Mercury General Corp.	3,497	156

CNA Financial Corp.	3,319	115
TFS Financial Corp.	5,891	101
* Lemonade Inc.	1,265	88
American National Group Inc.	919	78
* GoHealth Inc. Class A	4,039	43
		409,184
Health Care (13.0%)
Johnson & Johnson	315,545	45,653
UnitedHealth Group Inc.	112,975	37,998
Pfizer Inc.	665,685	25,502
Merck & Co. Inc.	302,445	24,314
Abbott Laboratories	206,923	22,393
AbbVie Inc.	210,857	22,051
Thermo Fisher Scientific Inc.	47,304	21,995
Medtronic plc	160,518	18,251
Bristol-Myers Squibb Co.	271,029	16,912
Danaher Corp.	74,952	16,836
Amgen Inc.	70,461	15,645
Eli Lilly and Co.	100,845	14,688
* Intuitive Surgical Inc.	13,850	10,056
Stryker Corp.	41,437	9,671
Anthem Inc.	30,190	9,405
Zoetis Inc.	56,863	9,120
Gilead Sciences Inc.	150,260	9,116
Cigna Corp.	43,379	9,072
Becton Dickinson and Co.	32,979	7,745
* Vertex Pharmaceuticals Inc.	31,127	7,089
Humana Inc.	15,803	6,329
* Edwards Lifesciences Corp.	73,926	6,202
* Regeneron Pharmaceuticals Inc.	11,590	5,981
* Illumina Inc.	17,597	5,668
* Boston Scientific Corp.	170,068	5,638
* Moderna Inc.	34,145	5,215
HCA Healthcare Inc.	31,950	4,796
Baxter International Inc.	60,995	4,640
* IDEXX Laboratories Inc.	10,055	4,635
* Biogen Inc.	18,775	4,509
* Align Technology Inc.	9,327	4,489
* Veeva Systems Inc. Class A	15,959	4,419
Agilent Technologies Inc.	37,064	4,333
* Centene Corp.	68,807	4,242
* IQVIA Holdings Inc.	22,825	3,857
Zimmer Biomet Holdings Inc.	24,782	3,696
ResMed Inc.	17,139	3,592
* DexCom Inc.	11,036	3,528
* Alexion Pharmaceuticals Inc.	25,491	3,113
Cerner Corp.	36,357	2,721
* Seagen Inc.	14,567	2,481
* Teladoc Health Inc.	12,400	2,465
West Pharmaceutical Services Inc.	8,778	2,415
* Viatris Inc.	143,578	2,415
* Laboratory Corp. of America Holdings	11,613	2,321
* Exact Sciences Corp.	17,709	2,144
Teleflex Inc.	5,543	2,122
* Hologic Inc.	30,650	2,119
* Insulet Corp.	7,787	2,007
Quest Diagnostics Inc.	15,970	1,980

Cooper Cos. Inc.	5,825	1,953
STERIS plc	10,066	1,951
Cardinal Health Inc.	34,996	1,910
* Varian Medical Systems Inc.	10,865	1,890
* Catalent Inc.	19,222	1,848
* Incyte Corp.	21,849	1,847
* Alnylam Pharmaceuticals Inc.	13,803	1,793
PerkinElmer Inc.	13,364	1,777
* BioMarin Pharmaceutical Inc.	21,635	1,703
* Horizon Therapeutics plc	23,317	1,642
* Avantor Inc.	59,235	1,616
* Novocure Ltd.	11,872	1,492
* Masimo Corp.	5,842	1,487
* Elanco Animal Health Inc.	47,839	1,463
* ABIOMED Inc.	5,327	1,460
* Molina Healthcare Inc.	7,011	1,431
Bio-Techne Corp.	4,510	1,368
* Charles River Laboratories International Inc.	5,822	1,365
* Bio-Rad Laboratories Inc. Class A	2,499	1,346
Dentsply Sirona Inc.	25,949	1,321
* QIAGEN NV	26,733	1,290
* Sarepta Therapeutics Inc.	8,853	1,247
* Guardant Health Inc.	9,829	1,191
* Repligen Corp.	6,217	1,179
Universal Health Services Inc. Class B	8,897	1,162
* Henry Schein Inc.	16,913	1,088
* DaVita Inc.	9,828	1,080
* 10X Genomics Inc. Class A	6,874	1,053
* Neurocrine Biosciences Inc.	11,037	1,048
Encompass Health Corp.	11,764	948
* Amedisys Inc.	3,735	914
* Jazz Pharmaceuticals plc	6,461	909
Chemed Corp.	1,868	893
* Penumbra Inc.	3,939	874
* Quidel Corp.	4,473	872
* PRA Health Sciences Inc.	7,505	842
* Ionis Pharmaceuticals Inc.	15,735	795
Perrigo Co. plc	16,475	794
Hill-Rom Holdings Inc.	8,065	765
* ACADIA Pharmaceuticals Inc.	13,200	748
* Acceleron Pharma Inc.	6,281	742
* Exelixis Inc.	36,506	699
* United Therapeutics Corp.	5,256	697
* Haemonetics Corp.	6,033	681
* PPD Inc.	19,096	668
* Tandem Diabetes Care Inc.	7,091	666
Bruker Corp.	12,533	634
* Iovance Biotherapeutics Inc.	16,334	634
* Envista Holdings Corp.	19,319	574
* Globus Medical Inc.	8,996	541
Royalty Pharma plc Class A	12,272	523
* Syneos Health Inc.	7,739	510
* Integra LifeSciences Holdings Corp.	8,572	469
* Acadia Healthcare Co. Inc.	10,639	452
* Sage Therapeutics Inc.	6,046	448
* ICU Medical Inc.	2,339	441
* Reata Pharmaceuticals Inc. Class A	2,859	437

* Adaptive Biotechnologies Corp.	8,695	419
* Bluebird Bio Inc.	7,857	346
* Alkermes plc	18,790	343
* Agios Pharmaceuticals Inc.	7,295	338
* Nektar Therapeutics Class A	20,604	338
* Global Blood Therapeutics Inc.	7,083	325
Premier Inc. Class A	7,366	261
* Berkeley Lights Inc.	1,477	122
* Oak Street Health Inc.	1,899	90
* GoodRx Holdings Inc. Class A	97	4
		532,341
Industrials (13.8%)
Visa Inc. Class A	202,077	42,507
Mastercard Inc. Class A	105,605	35,537
* PayPal Holdings Inc.	140,605	30,106
Accenture plc Class A	76,304	19,007
Honeywell International Inc.	83,970	17,123
Union Pacific Corp.	81,229	16,577
United Parcel Service Inc. Class B	84,397	14,438
Boeing Co.	63,914	13,467
Raytheon Technologies Corp.	170,582	12,234
3M Co.	67,220	11,611
Caterpillar Inc.	64,771	11,244
Fidelity National Information Services Inc.	73,891	10,966
Lockheed Martin Corp.	29,601	10,804
General Electric Co.	1,039,577	10,583
* Square Inc.	44,219	9,328
American Express Co.	78,144	9,267
Automatic Data Processing Inc.	51,433	8,943
Deere & Co.	33,719	8,822
FedEx Corp.	28,955	8,298
CSX Corp.	91,146	8,208
Illinois Tool Works Inc.	37,595	7,936
* Fiserv Inc.	66,911	7,707
Sherwin-Williams Co.	9,852	7,366
Norfolk Southern Corp.	30,662	7,267
Global Payments Inc.	35,685	6,965
Eaton Corp. plc	47,740	5,782
Northrop Grumman Corp.	18,681	5,647
Emerson Electric Co.	71,325	5,479
Capital One Financial Corp.	54,300	4,650
General Dynamics Corp.	30,431	4,545
Trane Technologies plc	28,575	4,179
PPG Industries Inc.	28,255	4,147
Johnson Controls International plc	89,137	4,104
Parker-Hannifin Corp.	15,329	4,097
Cummins Inc.	17,576	4,063
Carrier Global Corp.	103,975	3,958
Verisk Analytics Inc. Class A	18,942	3,756
Cintas Corp.	10,565	3,754
Ball Corp.	38,285	3,676
TransDigm Group Inc.	6,243	3,616
Paychex Inc.	38,434	3,580
PACCAR Inc.	40,596	3,534
Rockwell Automation Inc.	13,825	3,533
Stanley Black & Decker Inc.	18,476	3,405
Otis Worldwide Corp.	48,898	3,273

AMETEK Inc.	27,479	3,257
* Mettler-Toledo International Inc.	2,820	3,243
* Keysight Technologies Inc.	22,354	2,683
* FleetCor Technologies Inc.	9,888	2,622
Fortive Corp.	35,598	2,496
Equifax Inc.	14,478	2,416
* Zebra Technologies Corp.	6,299	2,384
Old Dominion Freight Line Inc.	11,675	2,374
WW Grainger Inc.	5,294	2,214
Vulcan Materials Co.	15,819	2,209
Synchrony Financial	69,651	2,122
Amcor plc	186,397	2,112
Kansas City Southern	11,330	2,109
Dover Corp.	17,227	2,102
TransUnion	22,791	2,076
Xylem Inc.	21,440	2,058
Martin Marietta Materials Inc.	7,376	1,959
* United Rentals Inc.	8,576	1,947
* Ingersoll Rand Inc.	41,648	1,844
* Trimble Inc.	30,022	1,797
Expeditors International of Washington Inc.	19,929	1,781
IDEX Corp.	9,017	1,742
Masco Corp.	31,463	1,689
* Waters Corp.	7,263	1,685
* Teledyne Technologies Inc.	4,370	1,652
Jacobs Engineering Group Inc.	14,899	1,607
Wabtec Corp.	21,688	1,590
* Fair Isaac Corp.	3,343	1,580
* Generac Holdings Inc.	7,257	1,565
* StoneCo Ltd. Class A	21,234	1,555
CH Robinson Worldwide Inc.	15,873	1,492
Cognex Corp.	19,617	1,474
Jack Henry & Associates Inc.	9,147	1,471
* Crown Holdings Inc.	15,447	1,456
Packaging Corp. of America	11,120	1,446
Nordson Corp.	6,839	1,394
Booz Allen Hamilton Holding Corp. Class A	15,998	1,388
JB Hunt Transport Services Inc.	10,097	1,366
RPM International Inc.	15,209	1,339
Graco Inc.	19,622	1,329
Westrock Co.	30,660	1,294
Allegion plc	11,099	1,266
Textron Inc.	27,245	1,229
Lennox International Inc.	4,172	1,201
* XPO Logistics Inc.	10,804	1,153
Toro Co.	12,692	1,151
Snap-on Inc.	6,378	1,122
Quanta Services Inc.	16,407	1,121
Western Union Co.	49,506	1,117
Howmet Aerospace Inc.	46,981	1,102
* HD Supply Holdings Inc.	19,371	1,081
* Trex Co. Inc.	13,734	1,028
HEICO Corp. Class A	9,272	1,027
Hubbell Inc. Class B	6,353	1,027
Pentair plc	19,613	1,016
AptarGroup Inc.	7,722	975
* Aecom	18,432	956

* Axon Enterprise Inc.	7,465	938
Owens Corning	12,810	933
Carlisle Cos. Inc.	6,433	932
Genpact Ltd.	22,483	914
* Sensata Technologies Holding plc	18,701	913
* WEX Inc.	5,161	894
A O Smith Corp.	15,834	892
MKS Instruments Inc.	6,443	889
Watsco Inc.	3,908	889
* Middleby Corp.	6,491	883
Robert Half International Inc.	13,218	848
Sealed Air Corp.	18,597	838
* Berry Global Group Inc.	15,780	836
* Paylocity Holding Corp.	4,130	812
* Euronet Worldwide Inc.	5,948	800
Donaldson Co. Inc.	15,014	799
* Bill.com Holdings Inc.	6,484	796
Lincoln Electric Holdings Inc.	6,770	779
ITT Inc.	10,402	755
Huntington Ingalls Industries Inc.	4,702	753
Woodward Inc.	6,706	750
CoreLogic Inc.	9,551	740
* Axalta Coating Systems Ltd.	25,088	718
Sonoco Products Co.	12,215	709
Brunswick Corp.	9,397	701
AGCO Corp.	7,440	688
Littelfuse Inc.	2,780	669
MSA Safety Inc.	4,430	662
Oshkosh Corp.	8,112	653
HEICO Corp.	5,259	650
BWX Technologies Inc.	11,216	638
Knight-Swift Transportation Holdings Inc.	15,159	626
FLIR Systems Inc.	15,689	600
Landstar System Inc.	4,505	592
ManpowerGroup Inc.	6,820	591
MDU Resources Group Inc.	23,594	588
Curtiss-Wright Corp.	5,018	578
Regal Beloit Corp.	4,845	577
Acuity Brands Inc.	4,671	555
Allison Transmission Holdings Inc.	13,270	545
Flowserve Corp.	15,404	525
Graphic Packaging Holding Co.	32,399	496
Air Lease Corp. Class A	12,923	473
* Vontier Corp.	14,213	471
* Mercury Systems Inc.	6,582	469
Eagle Materials Inc.	4,959	451
MSC Industrial Direct Co. Inc. Class A	5,382	448
* FTI Consulting Inc.	4,266	448
Armstrong World Industries Inc.	5,761	444
nVent Electric plc	18,780	432
* Colfax Corp.	11,828	427
Spirit AeroSystems Holdings Inc. Class A	12,396	421
Alliance Data Systems Corp.	5,738	420
Crane Co.	5,835	406
Valmont Industries Inc.	2,462	401
Ryder System Inc.	6,438	381
* Coherent Inc.	2,978	363

* Kirby Corp.	7,147	362
Silgan Holdings Inc.	9,390	317
Macquarie Infrastructure Corp.	8,928	289
Trinity Industries Inc.	11,125	254
* Pluralsight Inc. Class A	12,251	201
* Virgin Galactic Holdings Inc.	7,248	193
* AZEK Co. Inc. Class A	4,359	156
Schneider National Inc. Class B	7,007	146
ADT Inc.	15,828	123
* Gates Industrial Corp. plc	6,222	80
Ardagh Group SA	1,947	35
		564,135
Real Estate (3.2%)
American Tower Corp.	52,774	12,201
Prologis Inc.	88,009	8,805
Crown Castle International Corp.	49,695	8,327
Equinix Inc.	10,528	7,346
Digital Realty Trust Inc.	32,014	4,314
* CoStar Group Inc.	4,638	4,223
Public Storage	18,043	4,050
SBA Communications Corp. Class A	13,220	3,797
Simon Property Group Inc.	38,706	3,196
Welltower Inc.	50,077	3,154
AvalonBay Communities Inc.	16,890	2,814
Weyerhaeuser Co.	89,525	2,600
Equity Residential	44,066	2,552
Realty Income Corp.	41,263	2,475
Alexandria Real Estate Equities Inc.	15,022	2,460
* CBRE Group Inc. Class A	40,013	2,446
Ventas Inc.	44,732	2,143
Essex Property Trust Inc.	7,804	1,919
Invitation Homes Inc.	66,643	1,905
Healthpeak Properties Inc.	64,390	1,858
Boston Properties Inc.	18,589	1,825
* Zillow Group Inc. Class C	16,776	1,809
Mid-America Apartment Communities Inc.	13,632	1,720
Extra Space Storage Inc.	15,016	1,693
Duke Realty Corp.	44,173	1,681
VICI Properties Inc.	63,677	1,610
Sun Communities Inc.	11,560	1,607
WP Carey Inc.	20,465	1,416
UDR Inc.	35,059	1,349
Equity LifeStyle Properties Inc.	20,745	1,216
Medical Properties Trust Inc.	61,935	1,202
Host Hotels & Resorts Inc.	83,124	1,166
Camden Property Trust	11,233	1,110
Gaming and Leisure Properties Inc.	24,888	1,034
CyrusOne Inc.	13,745	961
Omega Healthcare Investors Inc.	27,074	954
Iron Mountain Inc.	34,395	946
VEREIT Inc.	129,398	917
Regency Centers Corp.	19,932	909
STORE Capital Corp.	27,622	899
American Homes 4 Rent Class A	31,125	894
Kilroy Realty Corp.	13,922	852
Vornado Realty Trust	21,223	826
Lamar Advertising Co. Class A	10,349	824

Americold Realty Trust	23,826	813
* Jones Lang LaSalle Inc.	6,132	811
Federal Realty Investment Trust	8,948	780
National Retail Properties Inc.	20,481	772
* Zillow Group Inc. Class A	6,896	761
CubeSmart	22,972	747
* RealPage Inc.	10,434	720
Kimco Realty Corp.	48,996	708
Rexford Industrial Realty Inc.	14,630	701
Healthcare Trust of America Inc. Class A	25,670	668
American Campus Communities Inc.	16,233	646
First Industrial Realty Trust Inc.	14,876	623
CoreSite Realty Corp.	4,874	611
Douglas Emmett Inc.	19,604	607
Life Storage Inc.	5,483	602
Cousins Properties Inc.	17,897	598
Brixmor Property Group Inc.	35,957	549
Apartment Investment and Management Co.	17,636	535
SL Green Realty Corp.	8,451	489
Highwoods Properties Inc.	12,538	480
Hudson Pacific Properties Inc.	18,130	471
JBG SMITH Properties	14,959	460
Park Hotels & Resorts Inc.	27,920	456
Spirit Realty Capital Inc.	12,168	448
Rayonier Inc.	15,271	430
Equity Commonwealth	14,261	378
Corporate Office Properties Trust	13,639	363
* Howard Hughes Corp.	4,638	337
Outfront Media Inc.	17,792	337
Apple Hospitality REIT Inc.	24,164	320
Taubman Centers Inc.	7,435	318
Weingarten Realty Investors	14,947	313
EPR Properties	8,424	303
Brandywine Realty Trust	19,460	217
Paramount Group Inc.	19,936	184
Empire State Realty Trust Inc.	18,137	164
^ Brookfield Property REIT Inc. Class A	6,139	96
		130,821
Technology (27.1%)
Apple Inc.	1,931,882	229,991
Microsoft Corp.	896,476	191,909
* Facebook Inc. Class A	287,439	79,612
* Alphabet Inc. Class A	35,936	63,046
* Alphabet Inc. Class C	35,466	62,446
NVIDIA Corp.	70,679	37,888
* Adobe Inc.	57,602	27,561
* salesforce.com Inc.	103,692	25,487
Intel Corp.	507,363	24,531
QUALCOMM Inc.	134,733	19,829
Broadcom Inc.	46,728	18,765
Texas Instruments Inc.	109,890	17,720
Oracle Corp.	229,786	13,263
International Business Machines Corp.	106,305	13,131
* Advanced Micro Devices Inc.	139,582	12,934
* ServiceNow Inc.	22,752	12,162
Intuit Inc.	30,167	10,619
* Zoom Video Communications Inc. Class A	19,999	9,567

Applied Materials Inc.	109,621	9,042
* Micron Technology Inc.	132,999	8,524
Lam Research Corp.	17,380	7,867
* Autodesk Inc.	26,212	7,345
Analog Devices Inc.	43,974	6,116
Roper Technologies Inc.	12,461	5,321
* Twilio Inc. Class A	16,368	5,239
Cognizant Technology Solutions Corp. Class A	64,735	5,058
* DocuSign Inc. Class A	21,330	4,861
KLA Corp.	18,607	4,688
* Workday Inc. Class A	20,558	4,621
Amphenol Corp. Class A	34,539	4,518
* Twitter Inc.	92,111	4,284
Xilinx Inc.	29,252	4,258
* Synopsys Inc.	17,959	4,086
* Splunk Inc.	19,006	3,881
Microchip Technology Inc.	28,571	3,840
* Cadence Design Systems Inc.	32,990	3,837
HP Inc.	171,323	3,757
Marvell Technology Group Ltd.	78,977	3,656
* Match Group Inc.	26,213	3,649
* ANSYS Inc.	10,225	3,457
* Atlassian Corp. plc Class A	15,171	3,414
* Okta Inc.	13,771	3,374
Corning Inc.	89,737	3,358
* Pinterest Inc. Class A	47,941	3,357
* Palo Alto Networks Inc.	11,242	3,304
Skyworks Solutions Inc.	19,949	2,816
* Crowdstrike Holdings Inc. Class A	18,121	2,778
* RingCentral Inc. Class A	9,264	2,752
Maxim Integrated Products Inc.	31,762	2,638
* Coupa Software Inc.	7,956	2,617
* Paycom Software Inc.	5,904	2,462
* VeriSign Inc.	12,214	2,452
CDW Corp.	16,955	2,212
Teradyne Inc.	19,801	2,185
* Qorvo Inc.	13,344	2,091
* Dell Technologies Inc.	29,800	2,057
* EPAM Systems Inc.	6,334	2,042
* Tyler Technologies Inc.	4,744	2,029
* Akamai Technologies Inc.	19,086	1,976
* Fortinet Inc.	15,923	1,962
* HubSpot Inc.	4,958	1,955
* Slack Technologies Inc. Class A	45,494	1,951
* Arista Networks Inc.	6,998	1,894
SS&C Technologies Holdings Inc.	27,007	1,861
Citrix Systems Inc.	14,759	1,829
* Zendesk Inc.	13,510	1,804
* Datadog Inc. Class A	18,189	1,799
* MongoDB Inc.	6,016	1,728
Hewlett Packard Enterprise Co.	155,143	1,713
* Avalara Inc.	9,828	1,688
Monolithic Power Systems Inc.	5,222	1,671
* Black Knight Inc.	17,901	1,640
Leidos Holdings Inc.	16,092	1,620
Western Digital Corp.	35,905	1,611
* GoDaddy Inc. Class A	19,778	1,573

*	Gartner Inc.	10,275	1,562
	Entegris Inc.	15,908	1,473
*	Nuance Communications Inc.	33,663	1,452
	NetApp Inc.	26,679	1,422
*	ON Semiconductor Corp.	48,248	1,387
*	PTC Inc.	12,494	1,347
*,^	VMware Inc. Class A	9,401	1,315
*	Zscaler Inc.	8,388	1,306
*	IAC/InterActiveCorp	9,001	1,278
*	Ceridian HCM Holding Inc.	12,701	1,225
*	Guidewire Software Inc.	9,935	1,217
	NortonLifeLock Inc.	65,456	1,193
*	F5 Networks Inc.	7,316	1,191
	Universal Display Corp.	5,137	1,177
*	Cree Inc.	12,887	1,165
*	Five9 Inc.	7,449	1,156
*	Anaplan Inc.	15,713	1,100
*	Aspen Technology Inc.	8,073	1,085
	Amdocs Ltd.	15,776	1,038
*	Cloudflare Inc. Class A	13,205	991
*	Elastic NV	7,745	959
*	Inphi Corp.	5,804	900
*	IPG Photonics Corp.	4,274	885
*	Globant SA	4,571	862
*	Arrow Electronics Inc.	9,259	849
*	Dynatrace Inc.	21,959	835
*	Fastly Inc. Class A	9,406	797
	SYNNEX Corp.	4,910	787
*	Manhattan Associates Inc.	7,617	779
*	Smartsheet Inc. Class A	13,290	771
*	Grubhub Inc.	10,930	769
*	Alteryx Inc. Class A	6,317	757
*	Proofpoint Inc.	6,836	707
*	CACI International Inc. Class A	2,935	696
	CDK Global Inc.	14,508	695
	Jabil Inc.	17,743	678
	DXC Technology Co.	30,171	661
	Science Applications International Corp.	7,018	649
	Pegasystems Inc.	4,755	622
*	Dropbox Inc. Class A	29,621	592
*	Nutanix Inc.	21,388	586
	National Instruments Corp.	15,532	581
*	Cirrus Logic Inc.	7,106	569
*	Everbridge Inc.	4,163	528
*	Pure Storage Inc. Class A	28,590	522
*	Change Healthcare Inc.	29,621	507
*	Vertiv Holdings Co. Class A	26,777	501
	Xerox Holdings Corp.	21,871	479
*	NCR Corp.	15,085	417
*	FireEye Inc.	25,672	386
*	New Relic Inc.	5,991	358
	Avnet Inc.	11,557	351
*	Medallia Inc.	9,839	344
*	Teradata Corp.	13,040	286
*	PagerDuty Inc.	8,246	284
*	Dun & Bradstreet Holdings Inc.	9,232	248
	Switch Inc.	10,685	169

*	nCino Inc.	1,836	150
*	SolarWinds Corp.	5,241	120
*,^	BigCommerce Holdings Inc.	1,302	105
*	Vroom Inc.	2,781	100
*	Jamf Holding Corp.	3,130	99
*	Duck Creek Technologies Inc.	2,206	88
*	Palantir Technologies Inc. Class A	1,083	29
*	Snowflake Inc. Class A	79	26
*	Unity Software Inc.	150	23
			1,108,765
Telecommunications (3.6%)
	Verizon Communications Inc.	495,882	29,956
	Comcast Corp. Class A	542,374	27,249
	AT&T Inc.	853,115	24,527
	Cisco Systems Inc.	508,294	21,867
*	Charter Communications Inc. Class A	17,919	11,683
*	T-Mobile US Inc.	65,811	8,749
	L3Harris Technologies Inc.	25,789	4,951
*	Roku Inc.	12,632	3,708
	Motorola Solutions Inc.	20,366	3,493
*	Liberty Broadband Corp.	12,221	1,923
	CenturyLink Inc.	130,151	1,360
	Cable One Inc.	638	1,264
*	Altice USA Inc. Class A	35,691	1,211
*	GCI Liberty Inc. Class A	11,813	1,076
*	DISH Network Corp. Class A	29,689	1,065
	Juniper Networks Inc.	39,249	854
*	Ciena Corp.	18,472	828
*	Lumentum Holdings Inc.	9,056	782
*	Liberty Broadband Corp. Class A	3,320	520
*	CommScope Holding Co. Inc.	23,116	274
	Ubiquiti Inc.	967	240
*	ViaSat Inc.	6,806	231
	Telephone and Data Systems Inc.	11,725	223
*	EchoStar Corp. Class A	5,914	141
*	United States Cellular Corp.	1,426	45
			148,220
Utilities (3.0%)
	NextEra Energy Inc.	234,367	17,247
	Duke Energy Corp.	87,850	8,140
	Dominion Energy Inc.	100,261	7,870
	Southern Co.	126,267	7,557
	Waste Management Inc.	50,590	6,027
	American Electric Power Co. Inc.	59,313	5,035
	Exelon Corp.	116,691	4,793
	Sempra Energy	34,489	4,397
	Xcel Energy Inc.	62,937	4,239
	WEC Energy Group Inc.	37,645	3,574
	Eversource Energy	40,844	3,574
	Public Service Enterprise Group Inc.	60,570	3,530
	American Water Works Co. Inc.	21,705	3,329
	Consolidated Edison Inc.	40,128	3,060
	DTE Energy Co.	23,002	2,894
	Edison International	42,862	2,630
	PPL Corp.	92,405	2,626
	Entergy Corp.	24,077	2,621

Republic Services Inc. Class A	25,101	2,428
Ameren Corp.	29,532	2,297
CMS Energy Corp.	34,176	2,103
*	PG&E Corp.	154,789	1,966
FirstEnergy Corp.	64,772	1,720
AES Corp.	78,978	1,614
Alliant Energy Corp.	29,866	1,571
Evergy Inc.	27,011	1,497
CenterPoint Energy Inc.	60,727	1,408
Atmos Energy Corp.	14,431	1,384
Essential Utilities Inc.	26,631	1,206
NiSource Inc.	46,244	1,119
Pinnacle West Capital Corp.	13,561	1,110
Vistra Corp.	57,962	1,083
NRG Energy Inc.	28,921	947
UGI Corp.	25,013	887
OGE Energy Corp.	23,908	774
*	Stericycle Inc.	10,803	761
IDACORP Inc.	5,972	541
*	Clean Harbors Inc.	6,335	458
Hawaiian Electric Industries Inc.	12,755	457
National Fuel Gas Co.	10,318	425
Avangrid Inc.	6,929	323
121,222
Total Common Stocks (Cost $2,613,244)	4,083,658
Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
1,2 Vanguard Market Liquidity Fund	0.109%	17,490	1,749

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
3	United States Treasury Bill	0.095%	1/28/21	804	804
Total Temporary Cash Investments (Cost $2,553)	2,553
Total Investments (100.0%) (Cost $2,615,797)	4,086,211
Other Assets and Liabilities -Net (0.0%)	1,397
Net Assets (100%)	4,087,608
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,686,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $1,747,000 was received for securities on loan.
3 Securities with a value of $227,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts

E-mini S&P 500 Index	December 2020	25	4,529	(6)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use o f futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	4,083,658	—	—	4,083,658
Temporary Cash Investments	1,749	804	—	2,553
Total	4,085,407	804	—	4,086,211
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	10	—	—	10
1 Represents variation margin on the last day of the reporting period.